Treasury Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Treasury Stock
18.	TREASURY STOCK

For the year ended December 31, 2015, 2016 and 2017, the Company repurchased the number of nil, 815,525 and 3,448,482 ADSs pursuant to the share repurchase plans.

For the year ended December 31, 2015, 2016 and 2017, 146,372, 223,161 and nil ADSs were issued to settle the contingent consideration payment in relation to acquisitions.